CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Net Carrying Amount		$ 73,949
Less deferred charges	$ (110,833)
Net Carrying Value	$ 264,174
Convertible Notes Payable [Member]
Issue Date	7/31/2012	7/31/2012
Expiry date	7/31/2013	7/31/2013
Amount of Loan	$ 40,000	$ 40,000
Interest rate	10.00%	10.00%
Unamortized Debt Discount
Net Carrying Amount	$ 40,000	$ 40,000
Convertible Notes Payable 1 [Member]
Issue Date	3/11/2016	1/22/2016
Expiry date	3/11/2017	1/22/2017
Amount of Loan	$ 335,000	$ 40,500
Interest rate	8.00%	12.00%
Unamortized Debt Discount	$ 120,233	$ 19,312
Net Carrying Amount	$ 214,767	$ 21,188
Convertible Notes Payable 2 [Member]
Issue Date	7/13/2016	3/11/2016
Expiry date	7/13/2017	3/11/2017
Amount of Loan	$ 55,125	$ 335,000
Interest rate	10.00%	8.00%
Unamortized Debt Discount	$ 38,648	$ 204,671
Net Carrying Amount	$ 16,477	$ 130,329
Convertible Notes Payable 3 [Member]
Issue Date	7/14/2016	7/13/2016
Expiry date	4/14/2017	7/13/2017
Amount of Loan	$ 53,500	$ 55,125
Interest rate	12.00%	10.00%
Unamortized Debt Discount	$ 32,217	$ 52,427
Net Carrying Amount	$ 21,283	$ 2,698
Convertible Notes Payable 4 [Member]
Issue Date	8/1/2016	7/14/2016
Expiry date	8/1/2017	4/14/2017
Amount of Loan	$ 50,000	$ 53,500
Interest rate	10.00%	12.00%
Unamortized Debt Discount	$ 37,534	$ 50,180
Net Carrying Amount	$ 12,466	3,320
Convertible Notes Payable 5 [Member]
Issue Date	8/04/2016
Expiry date	8/04/2017
Amount of Loan	$ 50,000
Interest rate	8.00%
Unamortized Debt Discount	$ 37,945
Net Carrying Amount	$ 12,055
Convertible Notes Payable 6 [Member]
Issue Date	8/04/2016
Expiry date	8/04/2017
Amount of Loan	$ 83,333
Interest rate	9.00%
Unamortized Debt Discount	$ 63,242
Net Carrying Amount	$ 20,091
Convertible Notes Payable 7 [Member]
Issue Date	8/05/2016
Expiry date	5/04/2017
Amount of Loan	$ 52,500
Interest rate	10.00%
Unamortized Debt Discount	$ 39,987
Net Carrying Amount	$ 12,513
Convertible Notes Payable 8 [Member]
Issue Date	8/15/2016
Expiry date	8/15/2017
Amount of Loan	$ 50,000
Interest rate	10.00%
Unamortized Debt Discount	$ 39,452
Net Carrying Amount	$ 10,548
Convertible Notes Payable 9 [Member]
Issue Date	8/26/2016
Expiry date	5/26/2017
Amount of Loan	$ 61,250
Interest rate	8.00%
Unamortized Debt Discount	$ 46,443
Net Carrying Amount	14,807
Total Loans [Member]
Amount of Loan	830,708	524,125
Unamortized Debt Discount	455,701	326,590
Net Carrying Amount	$ 375,007	197,535
Less short term notes [Member]
Net Carrying Amount		$ (123,586)